Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) - Dec. 31, 2020 - Designated as Hedging Instrument [Member]	EUR (€)	SGD ($)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	€ 215,000,000
Notional amount of Derivative Instruments	341,000,000	$ 157,000,000
Currency Collars [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	237,000,000
Notional amount of Derivative Instruments	€ 334,000,000